Stockholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Options Outstanding | shares	337,441
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	7 years 8 months 1 day
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 42.07
Number of Options Exercisable | shares	245,989
Options Exercisable Weighted - Average Remaining Contractual Life	6 years 3 months 4 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 38.71
Exercise Price $5.00 - $45.20 [Member]
Number of Options Outstanding | shares	247,469
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	7 years 8 months 1 day
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 32.48
Number of Options Exercisable | shares	156,351
Options Exercisable Weighted - Average Remaining Contractual Life	6 years 10 months 28 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 38.71
Exercise Price $46.40 - $83.60 [Member]
Number of Options Outstanding | shares	88,892.00
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	5 years 1 month 28 days
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 68.09
Number of Options Exercisable | shares	88,558
Options Exercisable Weighted - Average Remaining Contractual Life	5 years 1 month 24 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 68.16
Exercise Price $128.00 - $385.60 [Member]
Number of Options Outstanding | shares	1,080
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	1 year 7 months 10 days
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 322.73
Number of Options Exercisable | shares	1,080
Options Exercisable Weighted - Average Remaining Contractual Life	1 year 7 months 10 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 322.73